Commitments and Contingencies (Details) - Schedule of Capital Expenditure Commitments	Dec. 31, 2023 USD ($)
Commitments and Contingencies (Details) - Schedule of Capital Expenditure Commitments [Line Items]
Service fee commitments	$ 398,521	[1]
Operating lease commitments	3,121,052	[2]
Purchase commitments	3,079,373	[3]
Total	6,598,946
Less than 1 year [Member]
Commitments and Contingencies (Details) - Schedule of Capital Expenditure Commitments [Line Items]
Service fee commitments	246,592	[1]
Operating lease commitments	1,927,835	[2]
Purchase commitments	3,079,373	[3]
Total	5,253,800
1-2 years [Member]
Commitments and Contingencies (Details) - Schedule of Capital Expenditure Commitments [Line Items]
Service fee commitments	151,929	[1]
Operating lease commitments	1,124,445	[2]
Purchase commitments		[3]
Total	1,276,374
3-5 years [Member]
Commitments and Contingencies (Details) - Schedule of Capital Expenditure Commitments [Line Items]
Service fee commitments		[1]
Operating lease commitments	68,772	[2]
Purchase commitments		[3]
Total	68,772
More than 5 years [Member]
Commitments and Contingencies (Details) - Schedule of Capital Expenditure Commitments [Line Items]
Service fee commitments		[1]
Operating lease commitments		[2]
Purchase commitments		[3]
Total

[1]	The Company has engaged Stander Information Company Limited (“Stander”) to provide technical services relating to the cash management systems for the Company’s secure logistics business. The service agreement with Stander is comprised of a monthly fixed service fee and certain other fees as specified in the agreement, which will expire in August 2025.
[2]	From time to time, the Company entered into various short-term lease agreements to rent warehouses and offices. In addition, the Company has various low value items with various lease terms that the Company is committed to pay in the future.
[3]	AI Hong Kong entered into various purchase agreements with Shenzhen Intelligent Guardforce Robot Technology Co., Limited (“CIOT”) and Shenzhen Kewei Robot Technology Co., Ltd. (“Shenzhen Kewei”) to establish mutual contractual obligations for future purchases of robots. These agreements do not contain the scheduled delivery dates. These agreements with CIOT and Shenzhen Kewei will become void upon fulfillment of the settlement agreement.